As filed with the Securities and Exchange Commission on December 21, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2009 – October 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

The Market Neutral Fund

Semi-Annual Report

October 31, 2009

(Unaudited)

THE MARKET NEUTRAL FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2009

ASSETS
Cash	$5,910,057
Deposits with custodian for securities sold short	3,505
Receivables:
Dividends and interest	5,331
Total Assets	5,918,893

LIABILITIES
Payables:
Fund shares redeemed	709,901
Accrued Liabilities:
Fund service fees	7,009
Trustees' fees and expenses	27
Dividends on securities sold short	2,448
Other expenses	57,251
Total Liabilities	776,636

NET ASSETS	$5,142,257

COMPONENTS OF NET ASSETS
Paid-in capital	$12,940,830
Accumulated undistributed net investment loss	(494,288)
Accumulated net realized gain (loss) on investments	(7,304,285)

NET ASSETS	$5,142,257

SHARES OF BENEFICIAL INTEREST AT $0.00 PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	405,458
Investor Shares	140,243

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $3,825,999)	$9.44
Investor Shares (based on net assets of $1,316,258)	$9.39

See Notes to Financial Statements.                                                                                            1

THE MARKET NEUTRAL FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2009

INVESTMENT INCOME
Interest income	$1,275
Dividend income (net of foreign withholding taxes of $1,045)	221,719
Total Investment Income	222,994

EXPENSES
Investment adviser fees	365,703
Fund service fees (Note 3)	99,615
Distribution fees:
Investor Shares	29,857
Professional fees	78,212
Custodian fees	10,785
Registration fees	33,913
Trustees' fees and expenses	12,384
Compliance services fees	17,419
Interest expense	27,178
Dividend expense on securities sold short	159,886
Miscellaneous expenses	15,546
Total Expenses	850,498
Fees waived and expenses reimbursed	(133,216)
Net Expenses	717,282

NET INVESTMENT LOSS	(494,288)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain (Loss) on:
Investments	2,728,766
Securities sold short	(6,557,324)
Net Realized Loss	(3,828,558)

Change in Unrealized Appreciation (Depreciation) on:
Investments	(417,297)
Securities sold short	2,651,911
Net Change in Unrealized Appreciation	2,234,614

DECREASE IN NET ASSETS FROM OPERATIONS	$(2,088,232)

See Notes to Financial Statements.                                                                                            2

 THE MARKET NEUTRAL FUND

 STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
Year Ended

October 31, 2009
April 30, 2009

 OPERATIONS

 Net investment loss
$(494,288)	$(381,406)

 Net realized loss on investments
(3,828,558)	(2,787,955)

 Net change in unrealized appreciation (depreciation) on investments
2,234,614	(1,438,285)

 Decrease in Net Assets from Operations
(2,088,232)	(4,607,646)

 DISTRIBUTIONS TO SHAREHOLDERS FROM

 Net investment income:

     Institutional Shares
-	(177,955)

 Total Distributions To Shareholders
-	(177,955)

 CAPITAL SHARE TRANSACTIONS

 Sale of Shares

     Institutional Shares
4,387,087	21,885,505

     Investor Shares
4,722,181	21,356,159

 Reinvestment of distributions:

     Institutional Shares
-	177,827

 Redemption of shares:

     Institutional Shares
(55,124,050)	(1,537,226)

     Investor Shares
(27,653,411)	(2,629,248)

 Redemption fees

     Institutional Shares
2,207	1,805

     Investor Shares
2,107	3,520

 Increase (Decrease) From Capital Share Transactions
(73,663,879)	39,258,342

 Increase (Decrease) in Net Assets
(75,752,111)	34,472,741

 NET ASSETS

 Beginning of Period
80,894,368	46,421,627

 End of Period (a)
$5,142,257	$80,894,368

 SHARE TRANSACTIONS

 Sale of shares

       Institutional Shares
449,669	2,098,346

       Investor Shares
485,234	2,064,529

 Reinvestment of distributions

       Institutional Shares
-	17,148

 Redemption of shares

       Institutional Shares
(5,793,937)	(147,653)

       Investor Shares
(2,923,991)	(257,765)

 Increase (Decrease) in Shares
(7,783,025)	3,774,605

 (a) Amount includes accumulated undistributed net income (loss)
$(494,288)	$-

See Notes to Financial Statements.                                                                                            3

THE MARKET NEUTRAL FUND

  FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

October 22, 2007 (a)

Six Months Ended

Year Ended

through

October 31, 2009

April 30, 2009

April 30, 2008

  INSTITUTIONAL SHARES

  NET ASSET VALUE,

  Beginning of Period

$9.72	$10.20	$10.00

  INVESTMENT OPERATIONS

 Net investment income  (loss) (b)
(0.06)	(0.06)	0.09

 Net realized and unrealized gain (loss)
(0.22)	(0.39)	0.12	(c)

 Total from Investment Operations
(0.28)	(0.45)	0.21

  DISTRIBUTIONS TO

  SHAREHOLDERS FROM

 Net investment income
-	(0.03)	(0.01)

 Total Distributions to Shareholders
-	(0.03)	(0.01)

  REDEMPTION FEES (b)

-	(d)
-	(d)
-	(d)

  NET ASSET VALUE, End of Period

$9.44	$9.72	$10.20

  TOTAL RETURN (e)

(2.88)%	(4.41)%	2.12%	(f)

  RATIOS/SUPPLEMENTARY DATA

 Net Assets at End of Period (000's omitted)
$3,826	$55,915	$38,565

 Ratios to Average Net Assets (g):

 Net investment income  (loss)
(1.19)%	(0.47)%	1.58%

 Net expenses (i)
1.36%	1.25%	1.25%

 Dividend and interest expense
0.44%	0.91%	0.57%

 Gross expenses (h)
2.21%	1.60%	2.60%

  PORTFOLIO TURNOVER RATE (e)

139%	534%	324%

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d) Less than $0.01 per share.

(e) Not annualized for periods less than one year.

(f) Total return excludes the effect of the applicable sales load.

(g) Annualized for periods less than one year.

(h) Reflects the expense ratio excluding any waivers and/or reimbursements.

(i) Excludes dividends on securities sold short.

See Notes to Financial Statements.                                                                                            4

THE MARKET NEUTRAL FUND

 FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

October 22, 2007 (a)

Six Months Ended
Year Ended
through

October 31, 2009
April 30, 2009
April 30, 2008

 INVESTOR SHARES

 NET ASSET VALUE,

 Beginning of Period
$9.69	$10.17	$10.00

 INVESTMENT OPERATIONS

 Net investment income (loss) (b)
(0.08)	(0.12)	0.05

 Net realized and unrealized gain (loss)
(0.22)	(0.36)	0.13	(c)

 Total from Investment Operations
(0.30)	(0.45)	0.18

 DISTRIBUTIONS TO

 SHAREHOLDERS FROM

 Net investment income
-	-
		(0.01)

 Total Distributions to Shareholders
-	-
		(0.01)

 REDEMPTION FEES (b)
-	(d)
-	(d)
-	(d)

 NET ASSET VALUE, End of Period
$9.39	$9.69	$10.17

 TOTAL RETURN (e)
(3.10)%	(4.72)%	1.79%	(f)

 RATIOS/SUPPLEMENTARY DATA

 Net Assets at End of Period (000's omitted)
$1,316	$24,979	$7,857

 Ratios to Average Net Assets (g):

 Net investment income (loss)
(1.69)%	(1.07)%	0.96%

 Net expenses (i)
1.85%	1.75%	1.75%

 Dividend and interest expense
0.44%	0.91%	0.56%

 Gross expenses (h)
2.57%	2.02%	3.88%

 PORTFOLIO TURNOVER RATE (e)
139%	534%	324%

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d) Less than $0.01 per share.

(e) Not annualized for periods less than one year.

(f) Total return excludes the effect of the applicable sales load.

(g) Annualized for periods less than one year.

(h) Reflects the expense ratio excluding any waivers and/or reimbursements.

(i) Excludes dividends on securities sold short.

See Notes to Financial Statements.                                                                                            5

THE MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

NOTE 1.  Organization

The Market Neutral Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”).  The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended.  As of October 31, 2009, the Trust had twenty-seven investment portfolios.  Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.  The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on October 22, 2007.  The Fund seeks positive absolute return independent of equity market conditions.

Effective October 9, 2009, the name of the Dover Long/Short Sector Fund was changed to The Market Neutral Fund.

On October 30, 2009, the Board of Trustees (the “Board”) approved the termination and liquidation of the Fund.  See Note 8.

NOTE 2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price provided by independent pricing services.  Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund did not have any investments as of October 31, 2009.

THE MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

Securities Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

Securities Sold Short – The Fund may sell a security short to increase investment returns.  The Fund may also sell a security short in anticipation of a decline in the market value of a security.  A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer.  The Fund must replace the borrowed security by purchasing it at market price at the time of replacement, which price may be higher or lower than the price at which the Fund sold the security.  The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis.  The collateral for the securities sold short includes the Deposits with custodian for securities sold short as shown on the Statement of Assets and Liabilities and the securities held long as shown on the Schedule of Investments.  As of October 31, 2009, the Fund did not have any securities sold short.  During the period the Fund invested in securities sold short, any dividends paid on securities sold short are recorded as an expense on the Fund’s Statement of Operations.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

As of April 30, 2009, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.  The Fund’s Federal tax returns filed in the two-year period ended April 30, 2009, remain subject to examination by the Internal Revenue Service.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund’s class specific expenses are charged to the operations of that class of shares.  Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted

THE MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

 for as an addition to paid-in capital. The Fund reserves the right to modify the terms at any time. There were limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3.  Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – As of October 9, 2009, Tocqueville Asset Management L.P. (the “Adviser”) is the investment adviser to the Fund.  Prior to that date, Dover Investment Management, LLC was the investment adviser to the Fund.  Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”).  Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates. The Fund has adopted a distribution plan for Investor Shares of the Fund in accordance with Rule 12b-1 of the Act.  The Fund pays the Distributor and any other entity as authorized by the Board an aggregate fee equal to 0.25% of the average daily net assets of Investor Shares of the Fund.

Other Service Providers –Pursuant to an Atlantic services agreement, the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the nest $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion.  The base fee is subject to an annual minimum.  The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.  The Fund’s transfer agent and fund accountant also receive certain shareholder account fees, surcharges and out-of-pocket expenses.

Atlantic also provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $16,000 for service to the Trust ($20,000 for the chairman), plus $1,500 for each regular Board meeting attended ($2,500 for the chairman), $500 for each short special Board meeting attended ($750 for the chairman) and $1,500 for each major special Board meeting attended ($2,250 for the chairman).  In addition, a $3,000 stipend is paid to each Trustee that serves as Chairman of one or more Board committees.  The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

NOTE 4.  Expense Reimbursements and Fees Waived

Based on a fee reduction agreement through August 31, 2010, the Adviser has agreed to waive up to its entire investment advisory fee as necessary if each class’ total annual operating expenses of Institutional Shares and Investor Shares exceed 1.25% and 1.75%, respectively (excluding all brokerage, interest, taxes, acquired fund fees and expenses, portfolio transaction expenses, dividends on short sales and extraordinary expenses).  The fee reduction agreement may be changed or eliminated with the consent of the Board at any time.

Prior to October 9, 2009, the previous investment adviser to the Fund, Dover Investment Management, LLC, contractually agreed to waive a portion of its fees and reimburse expenses to limit total annual operating expenses (excluding all interest,

THE MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

taxes, acquired fund fees and expenses, portfolio transaction expenses, dividends on short sales and extraordinary expenses) to 1.25% for Institutional Shares and 1.75% for Investor Shares.

Other fund service providers have voluntarily agreed to waive a portion of their fees.  Voluntary fee waivers may be reduced or eliminated at any time. For the six months ended October 31, 2009, fees waived and reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Reimbursement	Fund Service Fees Waived	Total Fees Waived and Reimbursed
$22,680	$95,283	$15,253	$133,216

NOTE 5.  Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the six months ended October 31, 2009, were $31,866,673 and $61,248,411, respectively.

NOTE 6. Federal Income Tax and Investment Transactions

As of April 30, 2009, distributable earnings (accumulated loss) on a tax basis were as follows:

Unrealized Appreciation (Depreciation)	$(4,446,128)
Capital and Other Losses	(1,264,213)
Total	$(5,710,341)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

For tax purposes, the current year post-October loss (realized during the period November 1, 2008, through April 30, 2009) was $31,499. This loss was recognized for tax purposes on the first business day of the Fund’s next year.

NOTE 7. Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board issued the “FASB Accounting Standard CodificationTM and the Hierarchy of Generally Accepted Accounting Principles” (“Codification”). The FASB approved the Codification as the single source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission (the “SEC”). All guidance contained in the Codification carries an equal level of authority. The Codification supersedes all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated the Codification and has determined that it did not have a significant impact on the reporting of the Fund’s financial statements.

NOTE 8.  Subsequent Events

Pursuant to action taken by the Board on October 30, 2009, the Fund liquidated on November 20, 2009.  Given the limited number of shareholders in the Fund and the decline in asset levels, the Adviser did not believe that it could execute the Fund’s investment objective and strategy.  As such, the Board concluded that it would be in the best interest of the Fund and its shareholders to liquidate and terminate the Fund.

THE MARKET NEUTRAL FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2009

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 837-9242 and on the SEC’s website at www.sec.gov. The Fund’s proxy voting records for most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 837-9242 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 through October 31, 2009.

Actual Expenses – The first line under each class of shares in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each class of shares in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE MARKET NEUTRAL FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2009

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.   In addition, if these transactional costs had been included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period*	Annualized Expense Ratio
Institutional Shares
Actual	$1,000.00	$971.20	$8.94	1.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.13	$9.15	1.80%
Investor Shares
Actual	$1,000.00	$969.04	$11.37	2.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.66	$11.62	2.29%

* Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

The Market Neutral Fund

P.O. Box 588
PORTLAND, ME  04112

INVESTMENT ADVISER
Tocqueville Asset Management L.P.
40 West 57th Street, 19th Floor
New York, NY  10019

TRANSFER AGENT
Atlantic Fund Administration, LLC
P.O. Box 588
Portland, ME  04112

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

209-SAR-1009

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           12/18/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           12/18/09

By           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date           12/18/09